Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Derivative assets	¥ 8,315	¥ 3,289
Financial assets at FVTPL		2,832
Investment in equity instruments at FVTOCI	168,732	0
Available-for-sale financial assets	0	169,814
Restricted deposits	15,577	87,381
Other	11,420	16,598
Total	215,517	277,082
Non-current	192,241	196,436
Current	23,276	80,646
Level 1
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	119,907
Available-for-sale financial assets		163,030
Convertible notes
Disclosure of financial assets [line items]
Financial assets at FVTPL	9,865	0
Debt securities
Disclosure of financial assets [line items]
Financial assets at FVTPL	¥ 1,608	¥ 0